PREPAID AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
PREPAID AND OTHER CURRENT ASSETS
Prepaid and other current assets

	As of December 31,
	2019	2020
Inventories(1)	$4,132	$12,710
Advances to suppliers	4,424	6,155
Deductible input VAT	3,976	3,778
Collaboration deposits	1,175	2,361
Receivables from third party payment service providers	10,748	2,218
Prepaid content and licenses	375	423
Interest receivable from bank deposits with original maturities of three months or less	1,252	322
Employee advances	445	93
Others	361	887
Total	$26,888	$28,947

(1) The inventory balances as of December 31, 2019 and 2020 were offset by provisions for impairment of US$6,756 and US$10,067, respectively.